PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2015
Preopening Expenses Disclosure [Abstract]
PRE-OPENING EXPENSES
13.	PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2013	2014	2015
Rents	186,656	163,155	95,977
Personnel costs	8,700	7,217	5,903
Others	15,928	15,953	8,131
Total	211,284	186,325	110,011